Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 3, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos. 333-108394 and 811-21422
1919 Financial Services Fund (S000046891)
1919 Socially Responsive Balanced Fund (S000046892)
1919 Maryland Tax-Free Income Fund (S000046893)
1919 Variable Socially Responsive Balanced Fund (S000046894)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund, 1919 Maryland Tax‑Free Income Fund and 1919 Variable Socially Responsive Balanced Fund, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2017, and filed electronically as Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N‑1A on April 27, 2017.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7220.

Sincerely,

/s/ Eric W. Pinciss
Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios